Intangible assets - Impairment testing of goodwill (Details) $ in Thousands		12 Months Ended
	Sep. 30, 2017 USD ($) $ / T	Dec. 31, 2017 USD ($)
Disclosure of impairment testing of goodwill
Zinc (US$ per ton) | $ / T	2,509
Copper (US$ per ton) | $ / T	6,362
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 0
Zinc price after reasonably possible decrease in long-term metal price | $ / T	2,383
Goodwill
Disclosure of impairment testing of goodwill
Length of period for financial budgets used for cash flow projections		5 years
Discount Rate	10.60%
Goodwill and net identifiable assets acquired in business combination	$ 1,868,238
NEXA PERU
Disclosure of impairment testing of goodwill
Percentage of reasonably possible decrease in long-term metal price	5.00%
Increase (decrease) in profit due to reasonably possible decrease in long-term metal price		$ (95,238)
Percentage of reasonably possible increase in discount rate	2.00%
Increase (decrease) in profit due to reasonably possible increase in discount rate		$ (102,238)
Minimum
Disclosure of impairment testing of goodwill
Mines	7 years
Greenfield	13 years
Maximum
Disclosure of impairment testing of goodwill
Mines	12 years
Greenfield	27 years